Parent Company Only Condensed Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
CONDENSED STATEMENTS OF INCOME
Interest income	$ 4,439	$ 4,282	$ 4,417	$ 4,440	$ 4,863	$ 5,096	$ 4,876	$ 4,997
Interest expense									(3,421)	(4,392)
Other expenses									(1,531)	(1,475)
Income tax benefit									1,227	1,496
Net income	908	868	1,149	1,088	945	1,371	1,042	927	4,013	4,285
Other comprehensive income (loss)									(4,202)	333
Comprehensive income (loss)									(189)	4,618
Parent Company [Member]
CONDENSED STATEMENTS OF INCOME
Dividends from banking subsidiary									4,000	0
Interest income									199	75
Interest expense									(281)	(282)
Other expenses									(246)	(223)
Income (loss) before income tax and undistributed subsidiary income									3,672	(430)
Income tax benefit									(112)	(146)
Equity in undistributed income or net income of banking subsidiary									229	4,569
Net income									4,013	4,285
Other comprehensive income (loss)									(4,202)	333
Comprehensive income (loss)									$ (189)	$ 4,618